Taxation	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Taxation

6. TAXATION

	Half year to 30 June 2018 £m	Half year to 30 June 2017 £m
Profit before tax	903	1,063

Tax calculated at a tax rate of 19% (H117: 19.25%)	172	205
Bank surcharge on profits	64	77
Non-deductible preference dividends paid	5	5
Non-deductible UK Bank Levy	13	18
Non-deductible conduct remediation	(2)	16
Net disallowable items and non-taxable income	10	12
Adjustment to prior period provisions	(6)	(10)

Tax charge	256	323

Interim period corporation tax is accrued based on the estimated average annual effective corporation tax for the year of 28.3% (H117: 30.4%). The standard rate of UK corporation tax was 27% for banking entities and 19% for non-banking entities (2017: 27.25% for banking entities and 19.25% for non-banking entities) following the introduction of an 8% surcharge which is applied to banking companies from 1 January 2016. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions. The Finance (No.2) Act 2015 introduced reductions in the corporation tax rate from 20% to 19% in 2017 and 18% by 2020. The Finance Act 2016, which was substantively enacted on 6 September 2016, introduced a further reduction in the standard rate of corporation tax rate to 17% from 2020. The effects of the changes in tax rates are included in the deferred tax balances at both 30 June 2018 and 31 December 2017.